Financial instruments and financial risk management - Analysis of the contractual maturities (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Within one year
Financial instruments and financial risk management
Total non-derivative financial liabilities	$ 2,130,302	$ 1,269,091
Between one and five years
Financial instruments and financial risk management
Total non-derivative financial liabilities	0	0
More than five years
Financial instruments and financial risk management
Total non-derivative financial liabilities	0	0
Trade payables | Within one year
Financial instruments and financial risk management
Total non-derivative financial liabilities	693,502	635,622
Trade payables | Between one and five years
Financial instruments and financial risk management
Total non-derivative financial liabilities	0	0
Trade payables | More than five years
Financial instruments and financial risk management
Total non-derivative financial liabilities	0	0
Accrued liabilities | Within one year
Financial instruments and financial risk management
Total non-derivative financial liabilities	1,159,212	543,908
Accrued liabilities | Between one and five years
Financial instruments and financial risk management
Total non-derivative financial liabilities	0	0
Accrued liabilities | More than five years
Financial instruments and financial risk management
Total non-derivative financial liabilities	0	0
Due to related parties | Within one year
Financial instruments and financial risk management
Total non-derivative financial liabilities	275,512	83,331
Due to related parties | Between one and five years
Financial instruments and financial risk management
Total non-derivative financial liabilities	0	0
Due to related parties | More than five years
Financial instruments and financial risk management
Total non-derivative financial liabilities	0	0
Shareholder loan | Within one year
Financial instruments and financial risk management
Total non-derivative financial liabilities	2,076	6,230
Shareholder loan | Between one and five years
Financial instruments and financial risk management
Total non-derivative financial liabilities	0	0
Shareholder loan | More than five years
Financial instruments and financial risk management
Total non-derivative financial liabilities	$ 0	$ 0